Statutory Information (Tables)	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Schedule of Reconciliations of Net Income and Stockholder's Equity
Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Shareholder's Equity
	2015	2014	2013	2015	2014
Based on statutory accounting principles	$3,302	$5,590	$5,441	$39,534	$42,756
Deferred acquisition costs	117	(97)	(113)	121	4
Deferred and uncollected premiums	(40)	(40)	6	(40)	—
Policy and claim reserves	(108)	(850)	(1,067)	4,787	4,895
Investment valuation difference	315	(62)	175	9,040	12,127
Commissions and fees	—	1	6	—	—
Deferred taxes	342	(1,474)	(673)	(4,210)	(5,180)
Deferred gain on disposal of businesses	113	4	135	(2,158)	(2,489)
Goodwill and intangibles	—	—	—	324	324
Pension	—	2,032	(353)	(252)	(253)
Reinsurance in unauthorized companies	—	—	—	—	2
Interest maintenance reserve, deferral and amortization	137	66	16	763	626
Asset valuation reserve	—	—	—	650	768
Non-admitted assets and other	—	—	—	956	2,135
Current income taxes	—	—	—	93	—
Based on generally accepted accounting principles	$4,178	$5,170	$3,573	$49,608	$55,715